Interim Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total	Share capital	Merger reserve	Contributed surplus	Retained (deficit) earnings		Accumulated other comprehensive loss
Balance, beginning of period at Dec. 31, 2017		$ 1,350		$ 8	$ (67)		$ (176)
Issue of common shares upon exercise of options and DRIP		6
Stock options exercised	$ 1			(1)
(Loss) earnings	269				269
Reverse accrual for common shares to be repurchased and cancelled under ASPP		0			0
Cancellation of treasury shares		0			0
Common share dividends					(81)
Other comprehensive loss	(6)						(6)
Balance, end of period at Jun. 30, 2018	1,206	1,356	$ (96)	7	121	[1]	(182)
Balance, beginning of period at Mar. 31, 2018		1,353		8	(13)		(165)
Issue of common shares upon exercise of options and DRIP		3
Stock options exercised				(1)
(Loss) earnings	174				174
Reverse accrual for common shares to be repurchased and cancelled under ASPP		0			0
Cancellation of treasury shares		0			0
Common share dividends					(40)
Other comprehensive loss	(17)						(17)
Balance, end of period at Jun. 30, 2018	1,206	1,356	(96)	7	121	[1]	(182)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained earnings					384
Balance, beginning of period at Dec. 31, 2018	823	1,280		4	(168)		(197)
Balance, end of period at Apr. 06, 2019		1,280		4	(193)		(192)
Balance, beginning of period at Dec. 31, 2018	823	1,280		4	(168)		(197)
Issue of common shares upon exercise of options and DRIP		0
Stock options exercised	1			0
(Loss) earnings	(13)				(13)
Reverse accrual for common shares to be repurchased and cancelled under ASPP		24			18
Cancellation of treasury shares		(24)			(19)
Common share dividends					(49)
Other comprehensive loss	(11)						(11)
Balance, end of period at Jul. 06, 2019	749	1,280	(96)	4	(231)	[1]	(208)
Balance, beginning of period at Apr. 06, 2019		1,280		4	(193)		(192)
Issue of common shares upon exercise of options and DRIP		0
Stock options exercised				0
(Loss) earnings	(14)				(14)
Reverse accrual for common shares to be repurchased and cancelled under ASPP		0			0
Cancellation of treasury shares		0			0
Common share dividends					(24)
Other comprehensive loss	(16)						(16)
Balance, end of period at Jul. 06, 2019	$ 749	$ 1,280	$ (96)	$ 4	(231)	[1]	$ (208)
Equity [abstract]
Deficit arising on cashless exercise of warrants in 2013					(263)
All other retained earnings					$ 32

[1]	(i) Retained (deficit) earnings comprised of: Deficit arising on cashless exercise of warrants in 2013 $(263) $(263)All other retained earnings 32 384 $(231) $121